Summary of Significant Accounting Policies Basis of Presentation - Summary of Class A Common Stock Subject to Possible Redemption (Detail) - AEA-Bridges Impact Corp - USD ($)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 25, 2022	Dec. 31, 2021	Dec. 31, 2020
Less:
Proceeds allocated to Public Warrants	$ (10,500,000)
Plus:
Class A common stock subject to possible redemption	400,000,000		$ 400,000,000	$ 400,000,000
Common Class A [Member]
Temporary Equity [Line Items]
Gross proceeds			400,000,000	400,000,000
Less:
Proceeds allocated to Public Warrants			(18,400,000)	(18,400,000)
Class A ordinary shares issuance costs			(20,292,642)	(20,292,642)
Redemptions		$ (368,136,945)
Class A ordinary shares no longer redeemable		(34,230,264)
Plus:
Accretion of carrying value to redemption value		2,367,209	38,692,642	38,692,642
Class A common stock subject to possible redemption	$ 400,000,000	$ 0	$ 400,000,000	$ 400,000,000